Prepaid Expenses and Other	6 Months Ended
Jul. 31, 2026
Prepaid Expenses and Other
Prepaid Expenses and Other	Note 7 – Prepaid Expenses and Other

	July 31,	January 31,
	2026	2026
Prepaid expenses	23,070	24,453
Equity derivative contracts (Note 4)	10,157	9,763
Inventory	411	101
	33,638	34,317